RECEIVABLES	12 Months Ended
Jan. 31, 2022
Receivables [Abstract]
RECEIVABLES [Text Block]

6. RECEIVABLES

	January 31, 2022	January 31, 2021
	$	$
Sales taxes receivable	11,945	14,809
Trade receivables, net	198,478	101,208
	210,423	116,017

At January 31, 2022, trade receivables are presented net of a provision for expected credit losses of $nil (January 31, 2021 - $nil).